As filed with the Securities and Exchange Commission on March xx, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22342

2009 Dole Food Automatic Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA 90071
(Name and address of agent for service)

(213) 615-6043
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2011

Item 1. Reports to Stockholders.

2009 Dole Food Automatic Common Exchange Security Trust

Annual Report

Financial Statements as of and for the year ended
December 31, 2011

Table of Contents

Allocation of Portfolio Assets…………………………………………………………	1
Financial Statements:
Schedule of Investments………………………………………………………...…	2
Statement of Assets and Liabilities………………………………………………...	3
Statement of Operations……………………………………………………………	4
Statement of Changes in Net Assets……………………………………………….	5
Statement of Cash Flows…………………………………………………………..	6
Financial Highlights………………………………………………………………..	7
Notes to Financial Statements……………………………………………………...	8
Report of Independent Registered Public Accounting Firm…………………………..	12
Additional Information………………………………………………………………..	13
Trustees and Officers………………………………………………………………….	14

2009 Dole Food Automatic Common Exchange Security Trust
Schedule of Investments
December 31, 2011

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Notes - 7.18%*
Stripped United States Treasury Note	02/15/2012	$10,500,000	$10,485,106	$10,499,601
Stripped United States Treasury Note	08/15/2012	5,250,000	5,205,269	5,246,913
Total Stripped United States Treasury Notes			15,690,375	15,746,514

United States Treasury Bills - 2.39%*
United States Treasury Bill	01/26/2012	5,250,000	5,249,941	5,249,958
Total United States Treasury Bills			5,249,941	5,249,958
			20,940,316	20,996,472
Forward Purchase Contract -90.43%*
D. Murdock Living Trust / 2009 Dole Food Automatic Common
Exchange Security Trust Purchase Agreement			228,575,303	198,480,000
Total Forward Purchase Contract			228,575,303	198,480,000

Total Investments - 100.00%*			$249,515,619	$219,476,472
Other Assets in Excess of Liabilities - 0.00%*				6,161
TOTAL NET ASSETS - 100.00%*				$219,482,633

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes to Financial Statements are an integral part of these documents.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Assets and Liabilities
December 31, 2011

Assets:
Investments in U.S. Treasury Securities, at Fair Value (Cost $20,940,316)	$20,996,472
Investment in Forward Purchase Contract, at Fair Value (Cost $228,575,303)	198,480,000
Total Investments	219,476,472
Cash	6,161
Total Assets	219,482,633

Net Assets	$219,482,633

Net Assets Consist of:
$0.875 Trust Automatic Common Exchange Securities ("TRACES"),
No Par Value; 24,000,000 Shares Issued and Outstanding	$249,490,487
Accumulated Net Investment Income	31,293
Net Unrealized Depreciation on Investments	(30,039,147)
Net Assets	$219,482,633
Net Asset Value per TRACES Share	$9.15

The accompanying Notes to Financial Statements are an integral part of these documents.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Operations
For the year ended December 31, 2011

For the year ended December 31, 2011
Investment Income
Interest Income	$254,076
Total Investment Income	254,076

Net Investment Income	254,076
Net Change in Unrealized Depreciation on Investments	(91,604,893)
Net Decrease in Net Assets Resulting from Operations	$(91,350,817)

The accompanying Notes to Financial Statements are an integral part of these documents.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Changes in Net Assets
For the years ended December 31, 2011 and 2010

	For the year ended December 31, 2011	For the year ended December 31, 2010
Change in Net Assets Resulting from Operations:
Net Investment Income	$254,076	$406,478
Net Change in Unrealized Appreciation (Depreciation) on Investments	(91,604,893)	23,261,049
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,350,817)	23,667,527

Distributions Paid to TRACES Holders:
Net Investment Income	348,867	316,520
Return of Capital to TRACES Holders	20,651,133	20,858,480
Change in Net Assets from Distributions Paid to TRACES Holders	21,000,000	21,175,000

Net Increase (Decrease) in Net Assets	(112,350,817)	2,492,527
Net Assets, Beginning of Period	331,833,450	329,340,923
Net Assets, End of Period (Including $31,293 and $126,084 in	$219,482,633	$331,833,450
Undistributed Net Investment Income, respectively)

The accompanying Notes to Financial Statements are an integral part of these documents.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Cash Flows
For the year ended December 31, 2011

For the year ended December 31, 2011
Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$42,000,000
Purchases of U.S. Treasury Securities	(20,995,683)
Net Cash Provided by Operating Activities	21,004,317

Cash Flows from Financing Activities:
Distributions to TRACES Holders	(21,000,000)
Net Cash Used in Financing Activities	(21,000,000)

Net Increase in Cash	4,317
Cash - Beginning of Period	1,844
Cash - End of Period	$6,161

Reconciliation of Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided by Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(91,350,817)
Net Investment Income	(254,076)
Net Change in Unrealized Depreciation on Investments	91,604,893
Maturity of U.S. Treasury Securities	42,000,000
Purchases of U.S. Treasury Securities	(20,995,683)
Net Cash Provided by Operating Activities	$21,004,317

The accompanying Notes to Financial Statements are an integral part of these documents.

2009 Dole Food Automatic Common Exchange Security Trust
Financial Highlights
For the years ended December 31, 2011 and 2010 and for the period from October 28, 2009 through December 31, 2009

	For the year ended December 31, 2011		For the year ended December 31, 2010		For the period from October 28, 2009(1) through December 31, 2009

Per Share Operating Performance:
Beginning Net Asset Value	$13.83		$13.72		$12.50
Selling Commissions	-		-		(0.37)

Beginning Net Asset Value, Net of Selling Commission	13.83		13.72		12.13

Income From Investment Operations:
Net Investment Income	0.01		0.02		-
Net Realized and Unrealized Gain (Loss) on Investments	(3.82)		0.97		1.59

Total Gain (Loss) from Investment Operations	(3.81)		0.99		1.59

Distributions to TRACES Holders
Net Investment Income	(0.01)		(0.01)		-
Return of Capital to TRACES Holders	(0.86)		(0.87)		-

Total Distributions	(0.87)		(0.88)		-

Ending Net Asset Value	$9.15		$13.83		$13.72

Supplemental Data and Ratios:
Net Assets, End of Period	$219,482,633		$331,833,450		$329,340,923
Total Return	(27.55)%		7.20%		13.10%
Ratio of Expenses to Average Net Assets (2)	0.00%		0.00%		0.00%
Ratio of Net Investment Income to Average Net Assets	0.09%	(4)	0.21%	(4)	0.05%	(3)
Portfolio Turnover Rate (5)	0.00%		1.79%		0.00%

(1) Commencement of operations.
(2) The Trust is not responsible for any expenses related to its ongoing operations. See Note 4 for additional information.
(3) Annualized ratio of net investment income to average net assets as calculated by net investment income divided by the average of net assets upon commencement and at the end of the period.
(4) Annualized ratio of net investment income to average net assets as calculated by net investment income divided by the average of net assets at each quarter end in the period.
(5) Lower of Purchases or Maturities (excluding short-term investments) divided by the average portfolio assets during the period.

The accompanying Notes to Financial Statements are an integral part of these documents.

2009 Dole Food Automatic Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the years ended December 31, 2011 and 2010 and for the period from October 28, 2009 (commencement of operations) through December 31, 2009

1.	Organization
The 2009 Dole Food Automatic Common Exchange Security Trust ("Trust") was established on October 22, 2009 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on October 28, 2009.  In October 2009, the Trust sold $0.875 Trust Issued Automatic Common Exchange Securities ("TRACES") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The TRACES have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Bills, stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Delaware corporation, with an existing shareholder (the “Seller”) of DFCI. Under the terms of the Contract, at the Seller’s discretion, the Trust will exchange each TRACES for either (i) between 0.8333 of a share and 1.000 share of DFCI common stock, or (ii) cash equal to the value of the shares of DFCI common stock on the Exchange Date, November 1, 2012. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having an original maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and

(iii)
the Contract will be valued using a market based approach on the basis of the bid price received by the Trust for the Contract, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

In order to determine the Contract fair value at December 31, 2011 the Trust engaged an independent broker-dealer with sufficient expertise in valuing this type of Contract.  The broker-dealer developed the fair value of the Contract using a combination of long and short positions and call and put options on the value Dole common stock, together with a zero-coupon bond.

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Unrealized gains and losses are accounted for on the specific identification method.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

E. Forward Purchase Contract
On October 28, 2009, the Trust entered into the Contract, which is a derivative instrument, with the Seller and paid to the Seller $228,575,303 in connection therewith.  Pursuant to this Contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on November 1, 2012 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8333 of a share and 1 share of DFCI common stock or cash equal to the value of these shares on this date.

At December 31, 2011, the Contract had the following value:
Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Net Unrealized Depreciation
Seller - David H. Murdock Living Trust	11/01/2012	$228,575,303	$198,480,000	$30,095,303

The cost and value of the Contract are included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized depreciation in the Statement of Operations is included in the net unrealized depreciation on investments in the Statement of Assets and Liabilities.

The Seller’s obligation under the Contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At December 31, 2011, the Custodian held 24,000,000 shares of DFCI common stock with an aggregate value of $207,600,000.

3.	Recently Issued Accounting Pronouncements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for interim periods and fiscal years beginning after December 15, 2011. The Trust is currently evaluating the impact of this amendment and does not believe the amendment will have a material impact on the Trust’s financial statements.

4.	Expenses
The Seller has taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  During the year ended December 31, 2011, the Seller paid fees and expenses totaling $57,847 on behalf of the Trust.

5.	Distributions
TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Bills and U.S. Treasury Strips of $0.21875 per quarter (except for the first distribution on February 1, 2010 which was $0.22604), payable quarterly which commenced February 1, 2010.  Distributions to TRACES holders for the years ended December 31, 2011 and 2010 were $21,000,000 and $21,175,000, respectively.

6.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, TRACES holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of December 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated $56,156 and $30,095,303, respectively.  The aggregate cost of investments for Federal income tax purposes was $249,515,619 at December 31, 2011.

7.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

		Fair Value Measurements at December 31, 2011 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$20,996,472	$20,996,472	$-	$-
Total Other	20,996,472	20,996,472	-	-
Derivative Instruments
Forward Purchase Contract	198,480,000	-	-	198,480,000
Total Derivative Instruments	198,480,000	-	-	198,480,000
Total	$219,476,472	$20,996,472	$-	$198,480,000

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the year ended December 31, 2011
Fair Value Beginning Balance	$289,920,000
Decrease in Unrealized Gains Included in Net Decrease in Net Assets Applicable to TRACES Holders	(91,440,000)
Net Purchases, Issuances and Settlements	-
Transfers Out of Level 3	-
Fair Value Ending Balance	$198,480,000

During the year ended December 31, 2011, there were no transfers between Level 1, Level 2 and Level 3.

8.	Investment Transactions
During the year ended December 31, 2011, $42,000,000 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to TRACES holders and to purchase U.S. Treasury Securities (at cost) in the amount of $20,995,683.  The Trust did not sell any securities during the year ended December 31, 2011.

9.	Capital Share Transactions
During the period from October 28, 2009 through December 31, 2009, the Trust sold 24,000,000 TRACES to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $291,000,000 ($300,000,000 net of selling commissions of $9,000,000).  As of December 31, 2009, 2010, and 2011, there were 24,000,000 TRACES issued and outstanding.

10.	Subsequent Events
The Trust has adopted ASC Topic 855, Subsequent Events (formerly Statement 165), as amended by ASU 2010-09, Amendments to Certain Recognition and Disclosure Requirements, which establish general standards of accounting and disclosure for events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued.  The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

2009 Dole Food Automatic Common Exchange Security Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the
2009 Dole Food Automatic Common Exchange Security Trust

We have audited the accompanying statement of assets and liabilities of the 2009 Dole Food Automatic Common Exchange Security Trust (the "Trust"), including the schedule of investments, as of December 31, 2011, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 2011 and December 31, 2010, and financial highlights for the years ended December 31, 2011 and December 31, 2010 and for the period from October 28, 2009 (commencement of operations) through December 31, 2009. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust at December 31, 2011, and the results of its operations and cash flows for the year then ended, its changes in net assets for the years ended December 31, 2011 and December 31, 2010, and its financial highlights for the years ended December 31, 2011 and December 31, 2010 and for the period from October 28, 2009 (commencement of operations) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Trust will terminate in accordance with the terms and provisions of the Amended and Restated Trust Agreement on November 1, 2012.

Los Angeles, California
February 24, 2012

2009 Dole Food Automatic Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
December 31, 2011

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

2009 Dole Food Automatic Common Exchange Security Trust
Trustees and Officers (Unaudited)
Name, Address and Date of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Donald J. Puglisi	Managing	Duration of Trust, terminate automatically on November 11, 2012	Managing Director, Puglisi & Associates, 1973 to Present	1	Trustee, FundVantage Trust; Managing Trustee, 2010 Swift Mandatory Commonn Exchange Security Trust.
Puglisi & Associates	Trustee
850 Library Avenue, Suite 204
Newark, DE 19711
Born 1945		Since Inception

William R. Latham III	Trustee	Duration of Trust, terminate automatically on November 11, 2012	Associate Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2010 Swift Mandatory Commonn Exchange Security Trust.
Department of Economics
University of Delaware
Newark, DE 19716
Born 1944		Since Inception

James B. O'Neill	Trustee	Duration of Trust, terminate automatically on November 11, 2012	Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2010 Swift Mandatory Commonn Exchange Security Trust.
Department of Economics
University of Delaware
Newark, DE 19716
Born 1939		Since Inception

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed March 4, 2010.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Donald J. Puglisi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were fees related to the initial organization of the Trust.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The Trust is not responsible for any fees and expenses associated with its ongoing operations.  A third-party has taken on the responsibility of all fees and expenses related to the Trust’s on-going operations.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$35,000	$30,000
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

2009 Dole Food Automatic Common Exchange Security Trust

Proxy and Corporate Action Voting
Policies and Procedures

I.	INTRODUCTION

The 2009 Dole Food Automatic Common Exchange Security Trust (the “Company”) is the beneficial owner of its portfolio securities.  The Company’s Board of Trustees (the “Board”), acting on behalf of the Company, has the right and the fiduciary obligation to vote proxies relating to the Company’s portfolio securities in a manner consistent with the best interests of the Company and its stockholders.  Accordingly, the Board has adopted these Proxy and Corporate Action Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Company (these “Policies and Procedures”).

II.	FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Company is an asset of the Company.  The members of the Board (the “Trustees”) act as a fiduciary of the Company and must vote proxies in a manner consistent with the best interest of the Company and its stockholders.

III.	PROXY VOTING PROCEDURES

A.  Annual Review of Proxy Voting Policies.  At least annually, the Board shall review the Company’s Policies and Procedures.

B.   Annual Review of Proxy Voting Record.  At least annually, the Board shall review the record of each proxy voted with respect to portfolio securities held by the Company during the year.  With respect to any proxies that present a conflict of interest, the Board shall consider the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when a Trustee has a financial interest in a matter presented by a proxy to be voted on behalf of the Company, which may compromise the Trustee’s independence of judgment and action in voting the proxy.

C. Resolution of Conflicts of Interest.  Where a proxy proposal raises a material conflict of interest between the interests of a Trustee and those of the Company, the Board shall resolve such conflict by (1) requesting that the Trustee recuse himself from Board deliberations on how the proxy should be voted, or (2) voting the proxy in accordance with a pre-determined policy relating to the manner of voting various types of proxy proposals.

IV.	ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file an annual report of each proxy voted with respect to portfolio securities held by the Company during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

V.	PROXY VOTING DISCLOSURES

A.  The Company shall include in its Form N-CSR (certified shareholder report) a description of these Policies and Procedures.

B.  The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1.
A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

2.
A statement that information regarding how the Company voted proxies relating to portfolio securities held by the Company during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  The Trust has no portfolio managers and does not participate in active trading.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 07/01/11-07/31/11	0	0	0	0
Month #2 08/01/11-08/31/11	0	0	0	0
Month #3 09/01/11-09/30/11	0	0	0	0
Month #4 10/01/11-10/31/11	0	0	0	0
Month #5 11/01/11-11/30/11	0	0	0	0
Month #6 12/01/11-12/31/11	0	0	0	0
Total	0	0	0	0
*Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 4, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2009 Dole Food Automatic Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date    March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date    March 1, 2012